Global Multi-Sector Bond Fund	07/01/2014 to 06/30/2015

ICA File Number: 811-22243
Registrant Name: T. Rowe Price Global Multi-Sector Bond Fund, Inc.
Reporting Period: 07/01/2014 - 06/30/2015

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22243

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (Formerly the T. Rowe Price Strategic Income Fund, Inc.)

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Darrell N. Braman
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2014 to 06/30/2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Global Multi-Sector Bond Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2015

Global Multi-Sector Bond Fund

BANKRATE INC. 6.125% 144A NOTES DUE AUGUST 15, 2018 Meeting Date: NOV 10, 2014 Record Date: NOV 05, 2015 Meeting Type: CONSENT
Ticker: Security ID: 06647FAB8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	No

CALPINE CORP 7.875% 144A NOTES DUE JULY 31, 2020 Meeting Date: JUL 10, 2014 Record Date: JUL 10, 2014 Meeting Type: CONSENT AND TENDER
Ticker: Security ID: 131347BS4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent prior to the Early Deadline.	Management	N/A	Yes

CONTROLADORA MABE SA 7.875% REGS NOTES DUE OCTOBER 28, 2019 Meeting Date: OCT 30, 2014 Record Date: OCT 24, 2014 Meeting Type: CONSENT
Ticker: Security ID: 21240B9A1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

COSAN LUXEMBOURG SA 9.5% NOTES DUE MARCH 14, 2018 Meeting Date: NOV 18, 2014 Record Date: NOV 11, 2014 Meeting Type: CONSENT
Ticker: Security ID: 22112E9C4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

CROWN CASTLE INTERNATIONAL CORP. Meeting Date: MAY 29, 2015 Record Date: MAR 30, 2015 Meeting Type: ANNUAL
Ticker: CCI Security ID: 22822V200
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director P. Robert Bartolo	Management	For	For
1b	Elect Director Cindy Christy	Management	For	For
1c	Elect Director Ari Q. Fitzgerald	Management	For	For
1d	Elect Director Robert E. Garrison, II	Management	For	For
1e	Elect Director Dale N. Hatfield	Management	For	For
1f	Elect Director Lee W. Hogan	Management	For	For
1g	Elect Director John P. Kelly	Management	For	For
1h	Elect Director Robert F. McKenzie	Management	For	For
2	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year

DB MASTER FINANCE LLC A2I NOTES DUE FEBRUARY 20, 2045 Meeting Date: MAR 12, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 233046AC5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

HARBORVIEW MORTGAGE LOAN TRUST 2006-9 Meeting Date: JUN 19, 2015 Record Date: FEB 24, 2015 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 41161XAC0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To Support The Actions Described In The Explanatory Memorandum	Management	None	For

HVMLT 2006-9 0.3835% NOTE DUE NOVEMBER 19, 2036 Meeting Date: FEB 26, 2015 Record Date: FEB 20, 2015 Meeting Type: CONSENT
Ticker: Security ID: 41161XAC0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent the securities holder submitting this Request Ballot informs the Trustees that the securities holder supports the actions described in the attached Explanatory Memorandum.	Management	N/A	Yes

TBG GLOBAL 4.625% NOTES DUE APRIL 3, 2018 Meeting Date: MAR 12, 2015 Record Date: MAR 12, 2015 Meeting Type: CONSENT
Ticker: Security ID: 87218R9A5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

END NPX REPORT